Employee Benefit Plans (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) definedContributionPlan	Jun. 30, 2021 USD ($) definedContributionPlan	Dec. 31, 2020 USD ($) definedContributionPlan
Retirement Benefits [Abstract]
Number of defined contribution plans | definedContributionPlan	6	6	2
Employer matching or profit sharing contributions	$ 0	$ 0	$ 0
Employer discretionary contributions	0	$ 0	$ 0
Continuous service rendered (in years)		5 years
Percentage of monthly salary to receive per year of completed service		50.00%
Unfunded status	$ 85,000	$ 85,000
Net periodic pension cost		$ 5,000